Note 26 - Called Up Share Capital (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Share capital [Text Block]
	As at June 30
	2022	2021	2020
Allotted, called up and fully paid
Ordinary shares of $0.012 each	$255,819	$222,074	$162,689
Number allotted	21,318,118	18,506,064	13,557,376
Ordinary shares of $0.012 each	$255,819	$222,074	$162,689

Share outstanding [Text Block]
	Shares No.	Par value USD 000	Share premium USD 000	Total USD 000
At June 30, 2020	13,557,376	163	40,215	40,378
Capital raises [1]	4,091,019	49	34,317	34,366
THFC Investment [2]	49,750	1	499	500
Employee share scheme issues [3]	792,126	9	961	970
Acquisition of non-controlling interest in subsidiary [4]	15,793	-	237	237
At June 30, 2021	18,506,064	222	76,229	76,451
Conversion of equity instruments [5]	2,005,190	24	20,442	20,466
Capital raises [1]	82,644	1	243	244
Employee share scheme issues [3]	682,220	8	2,287	2,295
Other share issuances [6]	42,000	1	217	218
At June 30, 2022	21,318,118	256	99,418	99,674